Intangible assets	12 Months Ended
Dec. 31, 2022
Intangible assets
Intangible assets

14 Intangible assets

Accounting policy

On acquisition of a subsidiary or business, the purchase consideration is allocated between the net tangible and intangible assets other than goodwill on a fair value basis, with any excess purchase consideration representing goodwill. Goodwill is carried at fair value as at the date of acquisition less impairment charges. Acquired intangible assets are carried at their fair value as at the date of acquisition less accumulated amortisation (including impairment). On disposal of a subsidiary or business, the attributable amount of goodwill is included in the determination of profit or loss recognised in the income statement.

Management judgement is required to identify intangible assets acquired as part of business combinations which comprise: market-related assets (e.g. trademarks, imprints, brands); customer-related assets (e.g. subscription bases, customer lists, customer relationships); editorial content; software and systems (e.g. application infrastructure, product delivery platforms, in-process research and development); and other intangible assets mainly comprising contract and rights-related assets.

The valuation of acquired intangible assets represents the estimated economic value in use, using standard valuation methodologies, including as appropriate, discounted cash flow and comparable market transactions. Judgements involved in estimating valuation of the intangible assets include growth in cash flows over the forecast period, the long-term growth rate assumed thereafter and the discount rate applied to the forecast cash flows.

The selection of appropriate amortisation periods for acquired intangible assets requires management to assess the longevity of brands and imprints, the strength and stability of customer relationships, the market positions of the acquired intangible assets and the technological and competitive risks that they face. Certain intangible assets are in relation to acquired science and medical publishing businesses that have been determined to have indefinite lives. The longevity of these assets is evidenced by their long- established and well regarded journal titles, and their characteristically stable market positions. Intangible assets, other than journal titles determined to have indefinite lives, are amortised on a straight-line basis over their estimated useful lives. The estimated useful lives of intangible assets with finite lives are:

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Market-related assets – 1 to 40 years

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Customer-related assets – 1 to 20 years

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Editorial content – 1 to 40 years

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Software and systems – 1 to 10 years

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Other – 3 to 20 years

Journal titles determined to have indefinite lives are not amortised and are subject to impairment review at least annually, including a review of events and circumstances to ensure that they continue to support an indefinite useful life.

Internally developed intangible assets typically comprise software and systems development where an identifiable asset is created that is probable to generate future economic benefits and are carried at cost less accumulated amortisation. Internally developed intangible assets are amortised on a straight line basis over their estimated useful lives of three to 15 years. Impairment reviews are carried out at least annually or where indicators of impairment are identified.

Impairment reviews

Goodwill and acquired intangible assets with an indefinite life are allocated to cash generating units (CGUs) and tested for impairment at least annually or when there is an indicator that the asset may be impaired. An impairment loss is recognised in the income statement in administration and other expenses to the extent the carrying value of goodwill exceeds its recoverable amount and not subsequently reversed. The recoverable amount is the higher of fair value less costs to sell and value in use. The carrying amounts of all other intangible assets are reviewed where there are indications of possible impairment.

An impairment review involves a comparison of the carrying value of the asset with estimated values in use based on the latest management cash flow projections, approved by the Board. Key areas of judgement in estimating the values in use of businesses are the growth in cash flows over a forecast period of up to five years, the long-term growth rate assumed thereafter and the discount rate applied to the forecast cash flows. These calculations require the use of estimates in respect of forecast cash flows and discount rates. Where the asset does not generate cash flows that are independent from other assets, value in use estimates are made based on the cash flows of the CGU to which the asset belongs.

Critical judgements and key sources of estimation uncertainty

Acquired intangible assets

In 2022, the identification of intangible assets was not considered to be a critical judgement and estimates used in determination of future cash flows and discount rate used in the valuation of intangible assets were not considered to be a key source of estimation uncertainty which could give rise to a risk of material adjustment in the next 12 months given the size and quantum of acquisitions completed during the year.

Development spend

Development spend encompasses investment in new products and other initiatives, ranging from the building of online delivery platforms, to launch costs of new services, to building new infrastructure and applications. Launch costs and other ongoing operating expenses of new products and services are expensed as incurred. The costs of building product applications, platforms and infrastructure are capitalised as internally generated intangible assets, where the investment they represent has demonstrable value and the technical and commercial feasibility is assured. Costs eligible for capitalisation must be incremental, clearly identified and directly attributable to a particular project. The resulting assets are amortised over their estimated useful lives. Judgement is required in the assessment of the potential value of a development project, the identification of costs eligible for capitalisation and the selection of appropriate asset lives. Where indicators of impairment are identified, estimates relating to the future cash flows and discount rates used in calculating the value in use of the intangible asset may have a material effect on the reported amounts of intangible assets.

14 Intangible assets (continued)

								Total	Total
							Total	internally	intangible
					Software		acquired	developed	assets
		Market	Customer	Editorial	and		intangible	intangible	excluding
		related	related	content	technology	Other	assets	assets	goodwill
	Goodwill	£m	£m	£m	£m	£m	£m	£m	£m
COST
As at 1 January 2021	7,224	2,391	1,750	614	688	2,381	7,824	3,251	11,075
Acquisitions	131	11	78	11	51	5	156	–	156
Additions	–	–	–	–	–	–	–	310	310
Disposals and other	(3)	(2)	2	(7)	–	(23)	(30)	(19)	(49)
Exchange translation differences	14	15	10	2	1	(13)	15	(31)	(16)
At 1 January 2022	7,366	2,415	1,840	620	740	2,350	7,965	3,511	11,476
Acquisitions	269	18	43	27	37	–	125	–	125
Additions	–	–	–	–	–	–	–	402	402
Disposals and other	–	(2)	(4)	–	–	(9)	(15)	(84)	(99)
Exchange translation differences	753	268	197	43	68	177	753	291	1,044
At 31 December 2022	8,388	2,699	2,076	690	845	2,518	8,828	4,120	12,948

ACCUMULATED AMORTISATION
As at 1 January 2021	–	1,323	1,054	514	414	2,338	5,643	2,007	7,650
Charge for the year*	–	109	79	39	54	16	297	295	592
Disposals and other	–	(2)	(6)	1	–	(23)	(30)	(19)	(49)
Exchange translation differences	–	8	5	2	(1)	(12)	2	(23)	(21)
At 1 January 2022	–	1,438	1,132	556	467	2,319	5,912	2,260	8,172
Charge for the year*	–	121	78	29	53	13	294	309	603
Disposals and other	–	(2)	(4)	(5)	5	(9)	(15)	(78)	(93)
Exchange translation differences	–	161	126	37	47	177	548	194	742
At 31 December 2022	–	1,718	1,332	617	572	2,500	6,739	2,685	9,424

NET BOOK AMOUNT
At 31 December 2021	7,366	977	708	64	273	31	2,053	1,251	3,304
At 31 December 2022	8,388	981	744	73	273	18	2,089	1,435	3,524

*

Includes impairments of acquired intangible assets of £1m (2021: £13m; 2020: £42m in Legal and £23m in Exhibitions) and an impairment of internally developed intangible assets of £13m in Exhibitions (2021:nil; 2020: £29m). Refer to note 2 for further detail on the exceptional costs in Exhibitions in 2020.

The carrying amount of goodwill is shown after cumulative amortisation of £1,253m (2021: £1,144m), which was charged prior to the adoption of IFRS, and £9m (2021: £8m) of subsequent impairment charges recorded in prior years.

The Legal business has £735m (2021: £663m) of capitalised development costs associated with platforms and infrastructure.

Included in market-related intangible assets are £125m (2021: £112m) of journal titles relating to Scientific, Technical & Medical determined to have indefinite lives based on an assessment of their historical longevity and stable market positions.

Impairment review

There were no charges for impairment of goodwill or indefinite lived intangible assets in 2022 (2021: nil).

Goodwill and indefinite lived intangible assets are compiled and assessed among groups of CGUs, which represent the lowest level at which goodwill is monitored by management. Typically, acquisitions are integrated into existing business areas, and the goodwill arising is allocated to the groups of CGUs that are expected to benefit from the synergies of the acquisition. As the business areas have become increasingly integrated and globalised, the current CGU allocation reflects the global leverage of assets, skills, knowledge and technology platforms, and the monitoring of goodwill by management.

GOODWILL	2021	2022
	£m	£m
Risk	3,675	4,167
Scientific, Technical & Medical	1,683	2,015
Legal	1,406	1,572
Exhibitions	602	634
Total	7,366	8,388

14 Intangible assets (continued)

The key assumptions used for each group of CGUs are disclosed below:

KEY ASSUMPTIONS	2021		2022
		Nominal		Nominal
	Pre-tax	long-term	Pre-tax	long-term
	discount	market	discount	market
	rate	growth rate	rate	growth rate
Risk	9.8%	3%	11.2%	4%
Scientific, Technical & Medical	9.1%	3%	10.5%	3%
Legal	9.9%	2%	10.9%	3%
Exhibitions	11.7%	3%	13.0%	4%

The pre–tax discount rates used are based on the Group’s weighted average cost of capital, adjusted to reflect a risk premium specific to each business. A post-tax discount rate was applied to post-tax cash flows. The equivalent pre-tax discount rate has been estimated by grossing up the post-tax rate. The Group’s weighted average cost of capital is derived from a risk free rate, a market risk premium, a risk adjustment (beta) and a cost of debt adjustment. The discount rates and the cash flow projections are in nominal terms and therefore, take into account the impact of inflation. The Group’s weighted average cost of capital was calculated as at 30 September 2022 when the impairment review was performed, and there were no indicators of impairment in the intervening period to 31 December 2022.

The key assumptions within the forecast growth in the cash flows over a forecast period of up to five years are revenue growth, operating margin and cash conversion. Revenue growth and operating profit margin forecasts for each CGU are derived from past results adjusted by management based on salient current and future considerations. Cash conversion rates for each CGU are based on historical cash conversion rates. Nominal long-term market growth rates, which are applied after the forecast period of up to five years, do not exceed the long-term average growth prospects for the sectors and territories in which the businesses operate.

A sensitivity analysis has been performed based on changes in key assumptions considered to be reasonably possible by management: increases in the discount rate of 1.5%; a decrease in the compound annual growth rate for cash flow in the five-year forecast period of 2.0; a decrease in the nominal long-term market growth rates of 1%; and a combined increase in discount rate of 1% and a decrease in the nominal long-term market growth rates of 1%. These sensitivity analyses show that no impairment charges would result from these scenarios.